UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-08549

                              Oak Associates Funds
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                William E. White
                            c/o Oak Associates, Ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-888-462-5386

                    Date of fiscal year end: October 31, 2007

                     Date of reporting period: July 31, 2007

Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS

JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
--------------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
--------------------------------------------------------------------------------------------------
COMMON STOCK - 99.0%

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 8.4%
Amgen*                                                           343,000            $ 18,433
Genzyme*                                                         275,000              17,344
                                                                        --------------------
                                                                                      35,777
                                                                        --------------------

COMPUTER COMMUNICATIONS EQUIPMENT - 7.9%
Cisco Systems*                                                 1,150,000              33,247
                                                                        --------------------
                                                                                      33,247
                                                                        --------------------

CONSTRUCTION MACHINERY & EQUIPMENT - 6.0%
Caterpillar                                                      325,000              25,610
                                                                        --------------------
                                                                                      25,610
                                                                        --------------------

DIVERSIFIED MANUFACTURING - 1.1%
ITT                                                               75,000               4,716
                                                                        --------------------
                                                                                       4,716
                                                                        --------------------

E-COMMERCE - SERVICES - 10.4%
Amazon.com*                                                      305,000              23,955
eBay*                                                            625,000              20,250
                                                                        --------------------
                                                                                      44,205
                                                                        --------------------

ELECTRONIC COMPUTERS - 6.7%
Dell*                                                            400,000              11,188
International Business Machines                                  155,000              17,151
                                                                        --------------------
                                                                                      28,339
                                                                        --------------------

HOSPITAL & MEDICAL SERVICE PLANS - 4.6%
UnitedHealth Group                                               402,000              19,469
                                                                        --------------------
                                                                                      19,469
                                                                        --------------------

PHARMACEUTICAL PREPARATIONS - 6.5%
Teva Pharmaceutical Industries ADR                               650,000              27,313
                                                                        --------------------
                                                                                      27,313
                                                                        --------------------

SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES - 10.6%
Charles Schwab                                                 1,350,000              27,175
Legg Mason                                                       197,300              17,757
                                                                        --------------------
                                                                                      44,932
                                                                        --------------------

SEMICONDUCTOR CAPITAL EQUIPMENT - 4.0%
Applied Materials                                                765,000              16,861
                                                                        --------------------
                                                                                      16,861
                                                                        --------------------

--------------------------------------------------------------------------------------------
                                                        SHARES/               MARKET
DESCRIPTION                                        FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES - 9.6%
Broadcom, Cl A*                                                  680,000            $ 22,311
Intel                                                            770,000              18,187
                                                                        --------------------
                                                                                      40,498
                                                                        --------------------
SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCh - 3.0%
Affymetrix*                                                      520,000              12,678
                                                                        --------------------
                                                                                      12,678
                                                                        --------------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 2.6%
Cognizant Technology Solutions, Cl A*                            135,000              10,932
                                                                        --------------------
                                                                                      10,932
                                                                        --------------------

SERVICES - HOME HEALTH CARE SERVICES - 5.3%
Express Scripts*                                                 450,000              22,558
                                                                        --------------------
                                                                                      22,558
                                                                        --------------------

TELEPHONE COMMUNICATIONS EXCEPT RADIOTELEPHONE - 3.9%
Sprint Nextel                                                    800,000              16,424
                                                                        --------------------
                                                                                      16,424
                                                                        --------------------


WEB PORTALS/ISP - 8.4%
Google, Cl A*                                                     49,000              24,990
Yahoo!*                                                          450,000              10,462
                                                                        --------------------
                                                                                      35,452
                                                                        --------------------
TOTAL COMMON STOCK
     (Cost $342,523)(000)                                                            419,011
                                                                        --------------------

REPURCHASE AGREEMENT - 0.1%
Morgan Stanley (A)
    5.000%, dated 07/31/07, to be
    repurchased on 08/01/07, repurchase price
    $330,265 (collateralized by a U.S. Treasury
    Note, par value $272,967, 3.500%,
    01/15/11; total market value: $336,824)
                                                                $    330                 330
                                                                        --------------------

TOTAL REPURCHASE AGREEMENT
     (Cost $330)(000)                                                                    330
                                                                        --------------------



TOTAL INVESTMENTS - 99.1%
     (Cost $342,853)(000)+                                                          $419,341
                                                                        ====================

PERCENTAGES ARE BASED ON NET ASSETS OF $423,060,201.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
ISP - INTERNET SERVICE PROVIDER

+AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $342,853,272, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $96,121,451 AND $(19,633,424), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         1                        www.oakfunds.com

SCHEDULE OF INVESTMENTS

JULY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------
ROCK OAK CORE GROWTH FUND
----------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
---------------------------------------------------------------------------------------------
COMMON STOCK - 99.7%

AIRCRAFT PARTS & EQUIPMENT - 1.8%
Rockwell Collins                                                   1,900               $ 131
                                                                         --------------------
                                                                                         131
                                                                         --------------------

AMUSEMENT AND RECREATIONAL SERVICES - 3.4%
International Game Technology                                      7,100                 251
                                                                         --------------------
                                                                                         251
                                                                         --------------------

BIOLOGICAL PRODUCTS
     (NO DIAGNOSTIC SUBSTANCES) - 7.6%
Genzyme*                                                           5,100                 322
Gilead Sciences*                                                   6,700                 249
                                                                         --------------------
                                                                                         571
                                                                         --------------------

COMPUTER COMMUNICATIONS EQUIPMENT - 3.2%
Cisco Systems*                                                     8,200                 237
                                                                         --------------------
                                                                                         237
                                                                         --------------------


CONSUMER WIRELESS DEVICES - 7.9%
Ericsson ADR                                                       3,900                 146
Motorola                                                          11,000                 187
Research In Motion                                                 1,200                 257

                                                                         -------------------
                                                                                         590
                                                                         -------------------

CRUDE PETROLEUM NATURAL GAS - 1.1%
XTO Energy                                                         1,500                  82
                                                                         -------------------
                                                                                          82
                                                                         -------------------


DIVERSIFIED MANUFACTURING - 2.1%
ITT                                                                2,500                 157
                                                                         -------------------
                                                                                         157
                                                                         -------------------

ELECTRONIC COMPUTERS - 3.5%
Apple*                                                             2,000                 264
                                                                         -------------------
                                                                                         264
                                                                         -------------------

FIBER OPTIC COMPONENTS - 5.2%
Corning                                                           16,200                 386
                                                                         -------------------
                                                                                         386
                                                                         -------------------

HOSPITAL & MEDICAL SERVICE PLANS - 3.7%
UnitedHealth Group                                                 5,700                 276
                                                                         -------------------
                                                                                         276
                                                                         -------------------

MEASURING & CONTROLLING DEVICES - 0.2%
Rockwell Automation                                                  200                  14
                                                                         -------------------
                                                                                          14
                                                                         -------------------


OIL, GAS FIELD SERVICES - 6.8%
Schlumberger                                                       3,000                 284
Weatherford International                                          4,000                 221
                                                                         -------------------
                                                                                         505
                                                                         -------------------

RADIOTELEPHONE COMMUNICATIONS - 7.5%
America Movil ADR, Ser L                                           5,000                 299
Vimpel-Communications ADR                                          2,500                 265
                                                                         -------------------
                                                                                         564
                                                                         -------------------

-------------------------------------------------------------------------------------------
                                                                              MARKET
DESCRIPTION                                             SHARES             VALUE (000)
-------------------------------------------------------------------------------------------
RECREATIONAL CENTERS- 1.5%
Las Vegas Sands*                                                   1,300               $ 113
                                                                         -------------------
                                                                                         113
                                                                         -------------------

RETAIL - EATING PLACES - 0.7%
Starbucks*                                                         2,000                  53
                                                                         -------------------
                                                                                          53
                                                                         -------------------

RETAIL - LUMBER & OTHER BUILDING,
     MATERIALS DEALERS - 0.0%
Lowe's                                                               100                   3
                                                                         -------------------
                                                                                           3
                                                                         -------------------


SECURITY BROKERS, DEALERS &
     FLOTATION COMPANIES - 10.1%
CME Group                                                            450                 249
Goldman Sachs Group                                                1,200                 226
Legg Mason                                                         3,100                 279
                                                                         -------------------
                                                                                         754
                                                                         -------------------

SEMICONDUCTOR CAPITAL EQUIPMENT - 0.1%
Applied Materials                                                    500                  11
                                                                         -------------------
                                                                                          11
                                                                         -------------------

SEMICONDUCTORS & RELATED DEVICES - 10.2%
Broadcom, Cl A*                                                    7,900                 259
Marvell Technology Group*                                          6,500                 117
Qualcomm                                                           9,300                 387
                                                                         -------------------
                                                                                         763
                                                                         -------------------



SERVICES - COMPUTER PROGRAMMING SERVICES - 9.7%
Cognizant Technology Solutions, Cl A*                              5,300                 429
Infosys Technologies ADR                                           5,900                 293
                                                                         -------------------
                                                                                         722
                                                                         -------------------


SYSTEMS -  COMPUTER INTEGRATED
     SYSTEMS DESIGN - 2.1%
Salesforce.com*                                                    4,000                 156
                                                                         -------------------
                                                                                         156
                                                                         -------------------

TRUCKING & COURIER SERVICES - 4.4%
Expeditors International Washington                                7,400                 331
                                                                         -------------------
                                                                                         331
                                                                         -------------------

WEB PORTALS/ISP - 6.6%
Google, Cl A*                                                        800                 408
Yahoo!*                                                            3,800                  88
                                                                         -------------------
                                                                                         496
                                                                         -------------------

WELL EQUIPMENT - 0.3%
National Oilwell Varco*                                              200                  24
                                                                         -------------------
                                                                                          24
                                                                         -------------------

TOTAL COMMON STOCK
     (Cost $6,323)(000)                                                                7,454
                                                                         -------------------

--------------------------------------------------------------------------------
1-888-462-5386                         2                        www.oakfunds.com

SCHEDULE OF INVESTMENTS

JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------
ROCK OAK CORE GROWTH FUND
--------------------------------------------------------------------------------------------
                                                           FACE                 MARKET
DESCRIPTION                                            AMOUNT (000)          VALUE (000)
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.6%
Morgan Stanley (A)
     5.000%, dated 07/31/07, to be
     repurchased on 08/01/07, repurchase price
     $44,236 (collateralized by a U.S. Treasury
     Note, par value $36,562, 3.500%,
     01/15/11; total market value: $45,115)
                                                                    $ 44             $    44
                                                                         -------------------

TOTAL REPURCHASE AGREEMENT
     (Cost $44)(000)                                                                      44
                                                                         -------------------

TOTAL INVESTMENTS - 100.3%
    (Cost $6,367)(000)+                                                              $ 7,498
                                                                         ===================

PERCENTAGES ARE BASED ON NET ASSETS OF $7,476,115.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
ISP - INTERNET SERVICE PROVIDER
SER - SERIES


+AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,370,680, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,375,259 AND $(248,195), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         3                        www.oakfunds.com

SCHEDULE OF INVESTMENTS

JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND
--------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
--------------------------------------------------------------------------------------------
COMMON STOCK - 96.8%

BIOLOGICAL PRODUCTS
     (NO DIAGNOSTIC SUBSTANCES) - 5.4%
Cell Genesys*                                                    175,000             $   602
Genzyme*                                                          58,000               3,658
                                                                         -------------------
                                                                                       4,260
                                                                         -------------------

COMPUTER COMMUNICATIONS EQUIPMENT - 10.7%
Cisco Systems*                                                   147,000               4,250
Juniper Networks*                                                139,000               4,164
                                                                         -------------------
                                                                                       8,414
                                                                         -------------------

E-COMMERCE - SERVICES - 17.4%
Amazon.com*                                                       61,000               4,791
eBay*                                                            131,000               4,244
Expedia*                                                         174,000               4,630
                                                                         -------------------
                                                                                      13,665
                                                                         -------------------

ELECTRONIC COMPUTERS - 5.5%
Dell*                                                            153,000               4,279
                                                                         -------------------
                                                                                       4,279
                                                                         -------------------

MOTORCYCLES, BICYCLES AND PARTS - 3.0%
Harley-Davidson                                                   40,600               2,327
                                                                         -------------------
                                                                                       2,327
                                                                         -------------------

NEWSPAPERS, PUBLISHING - 1.9%
Gannett                                                           29,000               1,447
                                                                         -------------------
                                                                                       1,447
                                                                         -------------------

PHARMACEUTICAL PREPARATIONS - 4.6%
Watson Pharmaceuticals*                                          119,000               3,620
                                                                         -------------------
                                                                                       3,620
                                                                         -------------------

RETAIL - JEWELRY STORES - 5.1%
Blue Nile*                                                        48,718               3,684
Tiffany                                                            7,000                 338
                                                                         -------------------
                                                                                       4,022
                                                                         -------------------

SECURITY BROKERS, DEALERS &
     FLOTATION COMPANIES - 4.7%
Charles Schwab                                                   185,000               3,724
                                                                         -------------------
                                                                                       3,724
                                                                         -------------------

SEMICONDUCTOR CAPITAL EQUIPMENT - 11.6%
Applied Materials                                                205,000               4,518
Kla-Tencor                                                        58,000               3,294
Novellus Systems*                                                 46,000               1,312
                                                                         -------------------
                                                                                       9,124
                                                                         -------------------

--------------------------------------------------------------------------------------------
                                                        SHARES/                MARKET
DESCRIPTION                                        FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES - 9.8%
Broadcom, Cl A*                                                   96,000             $ 3,150
Linear Technology                                                 29,000               1,034
Xilinx                                                           142,000               3,550
                                                                         -------------------
                                                                                       7,734
                                                                         -------------------

SERVICES - ALLIED TO MOTION PICTURE
     PRODUCTION - 1.6%
Avid Technology*                                                  40,146               1,289
                                                                         -------------------
                                                                                       1,289
                                                                         -------------------

SERVICES - COMMERCIAL PHYSICAL &
     BIOLOGICAL RESEARCH - 3.2%
Affymetrix*                                                      104,676               2,552
                                                                         -------------------
                                                                                       2,552
                                                                         -------------------


TELEVISION BROADCASTING STATIONS - 4.1%
IAC/InterActive*                                                 111,000               3,190
                                                                         -------------------
                                                                                       3,190
                                                                         -------------------


WEB PORTALS/ISP - 8.2%
Google, Cl A*                                                      6,000               3,060
Yahoo!*                                                          147,000               3,418
                                                                         -------------------
                                                                                       6,478
                                                                         -------------------

TOTAL COMMON STOCK
     (Cost $50,489)(000)                                                              76,125
                                                                         -------------------


REPURCHASE AGREEMENT - 3.1%
Morgan Stanley (A)
     5.000%, dated 07/31/07, to be
     repurchased on 08/01/07, repurchase price
     $2,458,327 (collateralized by a U.S. Treasury
     Note, par value $2,031,832, 3.500%,
     01/15/11; total market value: $2,507,151)
                                                                 $ 2,458               2,458
                                                                         -------------------


TOTAL REPURCHASE AGREEMENT
     (Cost $2,458)(000)                                                                2,458
                                                                         -------------------

TOTAL INVESTMENTS - 99.9%
     (Cost $52,947)(000)+                                                           $ 78,583
                                                                         ===================

PERCENTAGES ARE BASED ON NET ASSETS OF $78,675,299.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL - CLASS
ISP - INTERNET SERVICE PROVIDER

+AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $52,947,190, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $28,208,614 AND $(2,572,891), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         4                        www.oakfunds.com

SCHEDULE OF INVESTMENTS

JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------
RIVER OAK DISCOVERY FUND
--------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
--------------------------------------------------------------------------------------------
COMMON STOCK - 97.8%

AGRICULTURAL CHEMICALS - 3.1%
Terra Industries*                                                  8,600               $ 211
                                                                         -------------------
                                                                                         211
                                                                         -------------------

AMUSEMENT AND RECREATIONAL SERVICES - 4.9%
Shuffle Master*                                                    7,600                 110
WMS Industries*                                                    8,700                 227
                                                                         -------------------
                                                                                         337
                                                                         -------------------

COMPUTER INTEGRATED SYSTEM DESIGN - 2.1%
Riverbed Technology*                                               3,200                 141
                                                                         -------------------
                                                                                         141
                                                                         -------------------

COMPUTER STORAGE DEVICES - 3.9%
Rackable Systems*                                                 10,400                 126
Xyratex*                                                           6,400                 142
                                                                         -------------------
                                                                                         268
                                                                         -------------------


CONSUMER WIRELESS DEVICES - 3.3%
Viasat*                                                            8,000                 229
                                                                         -------------------
                                                                                         229
                                                                         -------------------


DIVERSIFIED MANUFACTURING - 2.5%
Roper Industries                                                   2,900                 174
                                                                         -------------------
                                                                                         174
                                                                         -------------------


INSURANCE- 2.7%
Navigators Group*                                                  3,600                 188
                                                                         -------------------
                                                                                         188
                                                                         -------------------

LABORATORY ANALYTICAL INSTRUMENTS - 8.0%
Hologic*                                                           4,800                 249
Illumina*                                                          6,300                 287
Palomar Medical Technologies*                                        500                  16
                                                                         -------------------
                                                                                         552
                                                                         -------------------

OIL, GAS FIELD SERVICES - 5.5%
Helix Energy Solutions Group*                                      5,600                 218
Oceaneering International*                                         2,900                 163
                                                                         -------------------
                                                                                         381
                                                                         -------------------

PACKAGING PAPER AND PLASTICS FILM,
    COATED AND LAMINATED - 2.7%
Raven Industries                                                   5,500                 187
                                                                         -------------------
                                                                                         187
                                                                         -------------------

PREPACKAGED SOFTWARE - 3.5%
Business Objects ADR*                                              5,300                 239
                                                                         -------------------
                                                                                         239
                                                                         -------------------

RETAIL - EATING PLACES - 3.9%
Chipotle Mexican Grill, Cl A*                                      3,000                 265
                                                                         -------------------

                                                                                         265
                                                                         -------------------

SCIENTFIC GAMING - 1.8%
Scientific Games, Cl A*                                            3,700                 127
                                                                         -------------------
                                                                                         127
                                                                         -------------------


SECURITY BROKERS, DEALERS &
    FLOTATION COMPANIES - 4.3%
GFI Group*                                                         1,800                 134
Nuveen Investments, Cl A                                           2,600                 159
                                                                         -------------------
                                                                                         293
                                                                         -------------------

--------------------------------------------------------------------------------------------
                                                                               MARKET
DESCRIPTION                                              SHARES             VALUE (000)
--------------------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES - 9.0%
Formfactor*                                                        5,500               $ 211
Mattson Technology*                                               18,700                 186
Varian Semiconductor
    Equipment Associates*                                          4,650                 219
                                                                         -------------------
                                                                                         616
                                                                         -------------------


SERVICES - BUSINESS SERVICES - 7.2%
Ctrip.com International ADR                                        7,000                 270
inVentiv Health*                                                   6,300                 224
                                                                         -------------------
                                                                                         494
                                                                         -------------------



SERVICES - COMPUTER PROCESSING - 2.6%
SI International*                                                  6,200                 181
                                                                         -------------------
                                                                                         181
                                                                         -------------------


SERVICES - COMPUTER PROGRAMMING SERVICES - 3.0%
Patni Computer Systems ADR                                         8,800                 207
                                                                         -------------------
                                                                                         207
                                                                         -------------------


SERVICES - GENERAL MEDICAL & SURGICAL HOSPITALS - 1.6%
LCA-Vision                                                         3,100                 110
                                                                         -------------------
                                                                                         110
                                                                         -------------------


SERVICES - PREPACKAGED SOFTWARE - 0.9%
THQ*                                                               2,200                  63
                                                                         -------------------
                                                                                          63
                                                                         -------------------


STATE COMMERCIAL BANKS - 2.6%
East West Bancorp                                                    800                  29
SVB Financial Group*                                               2,800                 148
                                                                         -------------------
                                                                                         177
                                                                         -------------------

SYSTEMS -  COMPUTER INTEGRATED
    SYSTEMS DESIGN - 8.7%
F5 Networks                                                        3,800                 329
Itron*                                                             1,800                 143
Salesforce.com*                                                    3,200                 124
                                                                         -------------------
                                                                                         596
                                                                         -------------------


VOCATIONAL SCHOOLS - 0.8%
Universal Technical Institute*                                     2,500                  54
                                                                         -------------------
                                                                                          54
                                                                         -------------------


WEB PORTALS/ISP - 6.0%
Factset Research Systems                                           4,200                 277
GigaMedia*                                                        12,100                 130
The9 ADR*                                                            100                   5
                                                                         -------------------
                                                                                         412
                                                                         -------------------

WELL EQUIPMENT - 1.8%
CARBO Ceramics                                                     2,800                 126
                                                                         -------------------
                                                                                         126
                                                                         -------------------

WHOLESALE - MEDICAL, DENTAL &
    HOSPITAL EQUIPMENT & SUPPLIES  - 1.4%
Conceptus*                                                         5,900                  96
                                                                         -------------------
                                                                                          96
                                                                         -------------------

TOTAL COMMON STOCK
     (Cost $5,947)(000)                                                                6,724
                                                                         -------------------

--------------------------------------------------------------------------------
1-888-462-5386                         5                        www.oakfunds.com

SCHEDULE OF INVESTMENTS

JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------
RIVER OAK DISCOVERY FUND
--------------------------------------------------------------------------------------------
                                                           FACE                 MARKET
DESCRIPTION                                            AMOUNT (000)          VALUE (000)
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.5%
Morgan Stanley (A)
    5.000%, dated 07/31/07, to be
    repurchased on 08/01/07, repurchase price
    $170,725 (collateralized by a U.S. Treasury
    Note, par value $141,106, 3.500%,
    01/15/11; total market value: $174,116)
                                                                   $ 171               $ 171
                                                                         -------------------

TOTAL REPURCHASE AGREEMENT
     (Cost $171)(000)                                                                    171
                                                                         -------------------

TOTAL INVESTMENTS - 100.3%
    (Cost $6,118)(000)+                                                              $ 6,895
                                                                         ===================

PERCENTAGES ARE BASED ON NET ASSETS OF $6,875,983.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
ISP - INTERNET SERVICE PROVIDER

+AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,118,268, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,063,934 AND $(287,139), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
1-888-462-5386                         6                        www.oakfunds.com

SCHEDULE OF INVESTMENTS

JULY 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------
RED OAK TECHNOLOGY SELECT FUND
---------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
---------------------------------------------------------------------------------------------
COMMON STOCK - 98.0%

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 2.1%
Invitrogen*                                                       32,000             $ 2,298
                                                                         --------------------
                                                                                       2,298
                                                                         --------------------

COMPUTER COMMUNICATIONS EQUIPMENT - 9.3%
Cisco Systems*                                                   174,000               5,030
Juniper Networks*                                                176,000               5,273
                                                                         --------------------
                                                                                      10,303
                                                                         --------------------


COMPUTER INTEGRATED SYSTEM DESIGN - 2.2%
Electronic Data Systems                                           90,000               2,429
                                                                         --------------------
                                                                                       2,429
                                                                         --------------------

COMPUTER PERIPHERAL EQUIPMENT- 2.7%
Lexmark International, Cl A*                                      76,000               3,005
                                                                         --------------------
                                                                                       3,005
                                                                         --------------------

CONSULTING SERVICES - 4.2%
Accenture, Cl A                                                  110,200               4,643
                                                                         --------------------
                                                                                       4,643
                                                                         --------------------

CONSUMER WIRELESS DEVICES - 1.6%
Motorola                                                         101,000               1,716
                                                                         --------------------
                                                                                       1,716
                                                                         --------------------

E-COMMERCE - SERVICES - 15.3%
Amazon.com*                                                       74,000               5,812
eBay*                                                            156,000               5,055
Expedia*                                                         227,000               6,040
                                                                         --------------------
                                                                                      16,907
                                                                         --------------------


ELECTRONIC COMPUTERS - 11.7%
Apple*                                                            11,000               1,449
Dell*                                                            199,000               5,566
International Business Machines                                   53,000               5,865
                                                                         --------------------
                                                                                      12,880
                                                                         --------------------

RETAIL - JEWELRY STORES - 4.8%
Blue Nile*                                                        70,000               5,293
                                                                         --------------------
                                                                                       5,293
                                                                         --------------------

SEMICONDUCTOR CAPITAL EQUIPMENT - 10.5%
Applied Materials                                                171,000               3,769
Kla-Tencor                                                        67,000               3,805
Novellus Systems*                                                142,000               4,050
                                                                         --------------------
                                                                                      11,624
                                                                         --------------------

-------------------------------------------------------------------------------------------
                                                        SHARES/               MARKET
DESCRIPTION                                        FACE AMOUNT (000)        VALUE (000)
-------------------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES - 17.2%
Broadcom, Cl A*                                                 125,000            $ 4,101
Linear Technology                                                19,000                677
Marvell Technology Group*                                        85,000              1,530
Maxim Integrated Products                                         6,000                190
National Semiconductor                                          116,000              3,015
Taiwan Semiconductor
   Manufacturing ADR                                            290,762              2,951
United Microelectronics ADR                                     852,978              2,755
Xilinx                                                          151,000              3,775
                                                                        ------------------
                                                                                    18,994
                                                                        ------------------


SERVICES - PREPACKAGED SOFTWARE - 4.3%
BMC Software*                                                    89,700              2,576
Microsoft                                                        75,000              2,174
                                                                        ------------------
                                                                                     4,750
                                                                        ------------------


TELEPHONE COMMUNICATIONS EXCEPT RADIOTELEPHONE - 1.1%
Sprint Nextel                                                    60,000              1,232
                                                                        ------------------
                                                                                     1,232
                                                                        ------------------



TELEVISION BROADCASTING STATIONS - 3.4%
IAC/InterActive*                                                130,000              3,736
                                                                        ------------------
                                                                                     3,736
                                                                        ------------------


WEB PORTALS/ISP - 7.6%
Google, Cl A*                                                     8,600              4,386
Yahoo!*                                                         172,000              3,999
                                                                        ------------------
                                                                                     8,385
                                                                        ------------------


TOTAL COMMON STOCK
   (Cost $83,988)(000)                                                             108,195
                                                                        ------------------

REPURCHASE AGREEMENT - 2.3%
Morgan Stanley (A)
   5.000%, dated 07/31/07, to be
   repurchased on 08/01/07, repurchase price
   $2,494,151 (collateralized by a U.S. Treasury
   Note, par value $2,061,440, 3.500%,
   01/15/11; total market value: $2,543,686)

                                                                $ 2,494              2,494
                                                                        ------------------

TOTAL REPURCHASE AGREEMENT
   (Cost $2,494)(000)                                                                2,494
                                                                        ------------------

TOTAL INVESTMENTS - 100.3%
   (Cost $86,482)(000)+                                                         $ 110,689
                                                                        ==================

PERCENTAGES ARE BASED ON NET ASSETS OF $110,415,244.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
ISP - INTERNET SERVICE PROVIDER

+AT JULY 31, 2007 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $86,482,206, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $29,642,120 AND $(5,435,359), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         7                        www.oakfunds.com

SCHEDULE OF INVESTMENTS

JULY 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
---------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
---------------------------------------------------------------------------------------------
COMMON STOCK - 99.8%

AMUSEMENT AND RECREATIONAL SERVICES - 5.9%
Shuffle Master*                                                   47,400             $   689
WMS Industries*                                                   51,000               1,331
                                                                         --------------------
                                                                                       2,020
                                                                         --------------------


BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 3.1%
Invitrogen*                                                       14,600               1,048
                                                                         --------------------
                                                                                       1,048
                                                                         --------------------

COMPUTER STORAGE DEVICES - 1.4%
Rackable Systems*                                                 40,000                 484
                                                                         --------------------
                                                                                         484
                                                                         --------------------

CONSUMER WIRELESS DEVICES - 5.6%
Research In Motion*                                                6,000               1,284
Viasat*                                                           22,400                 641
                                                                         --------------------
                                                                                       1,925
                                                                         --------------------


DATA STORAGE - 3.8%
Network Appliance                                                 45,300               1,284
                                                                         --------------------
                                                                                       1,284
                                                                         --------------------


ELECTRONIC CONNECTORS - 5.2%
Thomas & Betts*                                                   28,600               1,767
                                                                         --------------------
                                                                                       1,767
                                                                         --------------------


FIBER OPTIC COMPONENTS - 5.4%
Corning                                                           77,000               1,836
                                                                         --------------------
                                                                                       1,836
                                                                         --------------------

OIL, GAS FIELD SERVICES - 2.5%
Oceaneering International*                                        15,100                 848
                                                                         --------------------
                                                                                         848
                                                                         --------------------

OTHER DEVICES - 3.0%
MEMC Electronic Materials                                         17,000               1,042
                                                                         --------------------
                                                                                       1,042
                                                                         --------------------


RADIOTELEPHONE COMMUNICATIONS - 4.9%
Vimpel-Communications ADR                                         15,900               1,684
                                                                         --------------------
                                                                                       1,684
                                                                         --------------------

SEARCH, DETECTION, NAVIGATION, GUIDANCE,
   AERONAUTICAL SYSTEMS - 3.9%
Flir Systems*                                                     30,500               1,331
                                                                         --------------------
                                                                                       1,331
                                                                         --------------------

SEMICONDUCTORS & RELATED DEVICES - 12.6%
Formfactor*                                                       35,900               1,378
Marvell Technology Group*                                         74,700               1,345
Varian Semiconductor
   Equipment Associates*                                          34,350               1,614
                                                                         --------------------
                                                                                       4,337
                                                                         --------------------

SERVICES - BUSINESS SERVICES - 4.6%
Ctrip.com International ADR                                       41,200               1,588
                                                                         --------------------
                                                                                       1,588
                                                                         --------------------


---------------------------------------------------------------------------------------------
                                                        SHARES/                MARKET
DESCRIPTION                                        FACE AMOUNT (000)        VALUE (000)
---------------------------------------------------------------------------------------------
SERVICES - COMPUTER PROGRAMMING SERVICES - 11.0%
Cognizant Technology Solutions, Cl A*                             23,100             $ 1,871
Patni Computer Systems ADR                                        27,100                 637
Wipro ADR                                                         86,700               1,266
                                                                         --------------------
                                                                                       3,774
                                                                         --------------------

SERVICES - PREPACKAGED SOFTWARE - 12.7%
Activision*                                                       40,100                 686
Cerner*                                                           17,000                 899
Citrix Systems*                                                   45,300               1,639
THQ*                                                              39,200               1,127
                                                                         --------------------
                                                                                       4,351
                                                                         --------------------


SYSTEMS -  COMPUTER INTEGRATED
   SYSTEMS DESIGN - 10.6%
F5 Networks*                                                      16,000               1,387
Itron*                                                            13,000               1,033
Salesforce.com*                                                   31,500               1,224
                                                                         --------------------
                                                                                       3,644
                                                                         --------------------

WEB PORTALS/ISP - 2.5%
Netease.com ADR*                                                  51,100                 869
                                                                         --------------------
                                                                                         869
                                                                         --------------------

WELL EQUIPMENT - 1.1%
CARBO Ceramics                                                     8,200                 370
                                                                         --------------------
                                                                                         370
                                                                         --------------------

TOTAL COMMON STOCK
   (Cost $27,101)(000)                                                                34,202
                                                                         --------------------

REPURCHASE AGREEMENT - 0.5%
Morgan Stanley (A)
   5.000%, dated 07/31/07, to be
   repurchased on 08/01/07, repurchase price
   $180,230 (collateralized by a U.S. Treasury
   Note, par value $148,962, 3.500%,
   01/15/11; total market value: $183,809)

                                                                   $ 180                 180
                                                                         --------------------

TOTAL REPURCHASE AGREEMENT
   (Cost $180)(000)                                                                      180
                                                                         --------------------

TOTAL INVESTMENTS - 100.3%
   (Cost $27,281)(000)+                                                             $ 34,382
                                                                         ====================


PERCENTAGES ARE BASED ON NET ASSETS OF $34,294,784.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
ISP - INTERNET SERVICE PROVIDER

+AT JULY 31, 2007 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $27,281,488, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,251,064 AND $(2,150,690), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         8                        www.oakfunds.com

SCHEDULE OF INVESTMENTS

JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------
LIVE OAK HEALTH SCIENCES FUND
--------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
--------------------------------------------------------------------------------------------
COMMON STOCK - 97.9%++

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 27.4%
Amgen*                                                            21,500             $ 1,155
Biogen Idec*                                                       9,000                 509
Cell Genesys*                                                    179,000                 616
Genentech*                                                        10,500                 781
Genzyme*                                                          17,000               1,072
Invitrogen*                                                       20,500               1,472
                                                                         -------------------
                                                                                       5,605
                                                                         -------------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 6.7%
Medtronic                                                         27,000               1,368
                                                                         -------------------
                                                                                       1,368
                                                                         -------------------

HOSPITAL & MEDICAL SERVICE PLANS - 4.7%
UnitedHealth Group                                                20,000                 969
                                                                         --------------------
                                                                                         969
                                                                         --------------------

LABORATORY ANALYTICAL INSTRUMENTS - 4.7%
Waters*                                                           16,500                 961
                                                                         -------------------
                                                                                         961
                                                                         -------------------

MEDICAL LABORATORIES - 4.1%
Quest Diagnostics                                                 15,000                 832
                                                                         -------------------
                                                                                         832
                                                                         -------------------

ORTHOPEDIC, PROSTHETIC &
   SURGICAL APPLIANCES & SUPPLIES - 0.6%
Stryker                                                            2,000                 125
                                                                         -------------------
                                                                                         125
                                                                         -------------------


PHARMACEUTICAL PREPARATIONS - 33.1%
AstraZeneca ADR                                                    8,000                 415
Corcept Therapeutics*                                            180,052                 405
Eli Lilly                                                         15,000                 811
Johnson & Johnson                                                 11,000                 665
King Pharmaceuticals*                                             32,000                 544
Medicis Pharmaceutical, Cl A                                       8,000                 228
Mylan Laboratories                                                29,000                 465
Novartis ADR                                                       2,500                 135
Pfizer                                                            35,000                 823
Teva Pharmaceutical
   Industries ADR                                                 36,000               1,513
Watson Pharmaceuticals*                                           25,400                 773
                                                                         --------------------
                                                                                       6,777
                                                                         --------------------

SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
   RESEARCH - 3.8%
Affymetrix*                                                       32,000                 780
                                                                         --------------------
                                                                                         780
                                                                         --------------------

---------------------------------------------------------------------------------------------
                                                       SHARES/                MARKET
DESCRIPTION                                       FACE AMOUNT (000)        VALUE (000)
---------------------------------------------------------------------------------------------
SERVICES - COMPUTER PROCESSING - 2.1%
IMS Health                                                        15,000               $ 422
                                                                         --------------------
                                                                                         422
                                                                         --------------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 5.9%
Covidien*                                                          7,000                 287
Techne*                                                           16,500                 928
                                                                         --------------------
                                                                                       1,215
                                                                         --------------------



WHOLESALE - DRUGS, PROPRIETARIES
   & DRUGGISTS' SUNDRIES - 4.8%
AmerisourceBergen                                                 20,900                 985
                                                                         --------------------

                                                                                         985
                                                                         --------------------

TOTAL COMMON STOCK
   (Cost $16,522)(000)                                                                20,039
                                                                         --------------------

REPURCHASE AGREEMENT - 2.3%
Morgan Stanley (A)
   5.000%, dated 07/31/07, to be
   repurchased on 08/01/07, repurchase price
   $469,481 (collateralized by a U.S. Treasury
   Note, par value $388,030, 3.500%,
   01/15/11; total market value: $478,805)

                                                                   $ 469                 469
                                                                         --------------------

TOTAL REPURCHASE AGREEMENT
   (Cost $469)(000)                                                                      469
                                                                         --------------------


TOTAL INVESTMENTS - 100.2%
   (Cost $16,991)(000)+                                                             $ 20,508
                                                                         ====================

PERCENTAGES ARE BASED ON NET ASSETS OF $20,467,437.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

+AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $16,990,665, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,792,522 AND $(1,274,973),RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         9                        www.oakfunds.com

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Oak Associates Funds


By (Signature and Title)*                  /s/ William E. White
                                           ---------------------------
                                           William E. White, President

Date: September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ William E. White
                                           ---------------------------
                                           William E. White, President

Date: September 27, 2007


By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           ------------------------------------
                                           Eric Kleinschmidt, Treasurer and CFO

Date: September 27, 2007

* Print the name and title of each signing officer under his or her signature.